Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2021
Personal Lines Segment | Agency Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	44.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	12.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.90%
Personal Lines Segment | Agency Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	97.30%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	1.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Personal Lines Segment | Direct Channel | Personal Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	43.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	31.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	12.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	5.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	2.60%
Personal Lines Segment | Direct Channel | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	98.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	0.40%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	(0.20%)
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	19.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	28.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	21.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	13.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	6.60%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	86.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	11.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	0.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	0.10%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.00%
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	20.80%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	25.60%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	15.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	10.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	7.40%
Property Segment | Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	69.70%
Short-duration Insurance Contracts, Historical Claims Duration, Year Two	22.90%
Short-duration Insurance Contracts, Historical Claims Duration, Year Three	3.00%
Short-duration Insurance Contracts, Historical Claims Duration, Year Four	1.20%
Short-duration Insurance Contracts, Historical Claims Duration, Year Five	0.60%